Simplify Treasury Option Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 66.4%
Money Market Funds – 66.4%
Simplify Government Money Market ETF(a)(b)
(Cost $236,127,083) ..................................................... 2,358,000 $ 235,988,640
Principal
U.S. Treasury Bills – 33.3%
U.S. Treasury Bill, 4.29%, 10/28/2025 (c) ....................................... $ 101,000,000 100,693,970
U.S. Treasury Bill, 4.01%, 12/4/2025 (c) ........................................ 3,000,000 2,979,227
U.S. Treasury Bill, 3.96%, 12/11/2025 (c) ....................................... 3,000,000 2,977,280
U.S. Treasury Bill, 3.94%, 12/26/2025 (c) ....................................... 12,000,000 11,889,633
Total U.S. Treasury Bills (Cost $118,523,690) ....................................... 118,540,110
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $373,272) ......................................................... 373,272 373,272
Total Investments – 99.8%
(Cost $355,024,045) ........................................................... $ 354,902,022
Other Assets in Excess of Liabilities – 0.2% ........................................... 542,604
Net Assets – 100.0% ............................................................ $ 355,444,626
Number of
Contracts Notional Amount
Written Options – (0.2)%
Puts – Exchange-Traded – (0.2)%
U.S. Long Bond, October Strike Price $112, Expires 10/24/25 ............ (300) $ (33,600,000) $ (32,812)
U.S. Long Bond, October Strike Price $113, Expires 10/24/25 ............ (300) (33,900,000) (56,250)
U.S. Long Bond, October Strike Price $114, Expires 10/24/25 ............ (300) (34,200,000) (98,438)
U.S. Long Bond, October Strike Price $115, Expires 10/24/25 ............ (300) (34,500,000) (164,063)
U.S. Long Bond, October Strike Price $116, Expires 10/24/25 ............ (300) (34,800,000) (271,875)
U.S. Long Bond, November Strike Price $110, Expires 11/21/25 ........... (300) (33,000,000) (65,625)
U.S. Long Bond, November Strike Price $111, Expires 11/21/25 ........... (300) (33,300,000) (93,750)
(782,813)
Total Written Options (Premiums Received $1,173,404) ................................. $ (782,813)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.

Simplify Treasury Option Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 66.4%
U.S. Treasury Bills ............................................................................. 33.3%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 99.8%
Other Assets in Excess of Liabilities ............................................................... 0.2%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 236,127,082 $ — $ — $ (138,442) $ 235,988,640 2,358,000 $ 1,894,810 $ —
$ — $ 236,127,082 $ — $ — $ (138,442) $ 235,988,640 2,358,000 $ 1,894,810 $ —